As filed with the Securities and Exchange Commission on March 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 48.4%
Agriculture: 1.3%
900	Calavo Growers, Inc.	$27,342

Commercial Vehicle Component Manufacturers: 0.6%
3,000	Accuride Corp. *	11,430
Financial Services: 3.8%
1,400	JPMorgan Chase & Co.	77,504

Food & Beverage: 11.6%
400	Beam, Inc.	33,320
1,200	Campbell Soup Co.	49,452
1,500	Molson Coors Brewing Co.	78,960
800	Nestlé SA - ADR	58,120
200	Pepsico, Inc.	16,072
		235,924
Industrial Conglomerates: 2.1%
1,700	General Electric Co.	42,721

Integrated Oil & Gas: 4.9%
700	Occidental Pete Corp. **	61,299
1,600	Statoil ASA - ADR	37,936
		99,235
Metals & Glass Containers: 3.2%
1,600	Crown Holdings, Inc. *	65,760

Oil & Gas Drilling: 2.5%
1,000	Ensco PLC	50,370

Oil & Gas Exploration & Production: 5.5%
600	BP PLC - ADR	28,134
1,400	Devon Energy Corp. **	82,908
		111,042
Packaged Foods: 3.8%
200	Lancaster Colony Corp.	17,384
2,200	Snyder's-Lance, Inc.	58,762
		76,146
Pharmaceutical: 2.2%
500	Johnson & Johnson	44,235

Power Generation: 0.9%
200	Nextera Energy, Inc.	18,386

Property & Casualty Insurance: 2.8%
3,600	Old Republic International Corp. **	56,232

Specialty Chemicals: 3.2%
700	Ashland, Inc.	64,967
TOTAL COMMON STOCKS
(Cost $1,020,519)		981,294

REAL ESTATE INVESTMENT TRUSTS: 6.6%
1,400	Potlatch Corp.	56,000
1,000	Tanger Factory Outlet Centers Inc.	33,380
1,450	Weyerhaeuser Co.	43,326
		132,706
REAL ESTATE INVESTMENT TRUSTS
(Cost $135,612)		132,706

Principal		Value
CORPORATE BONDS: 4.9%
Commercial Vehicle Component Manufacturers: 4.9%
	Accuride Corp.
$100,000	9.500%, 8/1/18 **	100,250
TOTAL CORPORATE BONDS
(Cost $98,596)		100,250

CONVERTIBLE BONDS: 5.9%
Mortgage Insurance: 5.9%
	MGIC Investment Corp.
100,000	9.000%, 4/1/63 ^ **	119,375
TOTAL CONVERTIBLE BONDS
(Cost $113,625)		119,375

Shares		Value
INVESTMENT COMPANIES: 5.5%
3,600	MVC Capital, Inc.	51,300
500	SPDR Gold Trust ETF *	60,045
TOTAL INVESTMENT COMPANIES
(Cost $107,566)		111,345

OTHER SECURITIES: 1.9%
Miscellaneous Put Options: 1.9%		39,290
TOTAL OTHER SECURITIES
(Cost $29,074)		39,290

TOTAL INVESTMENTS IN SECURITIES: 73.2%
(Cost $1,504,992)		1,484,260
Other Assets in Excess of Liabilities: 26.8%		543,329
TOTAL NET ASSETS: 100.0%		$2,027,589

^	Security exempt from registration under Rule 144A of the Securities Act of 1933.
*	Non-income producing security.
**	All or a portion of the shares have been committed as collateral for open securities sold short.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS
Apparel Retail
500	Wolverine World Wide, Inc.	$13,950

Apparel, Accessories & Luxury Goods
300	Lululemon Athletica, Inc.	13,707
Application Software
400	Electronic Arts, Inc.	10,560
1,100	Salesforce.com, Inc.	66,583
		77,143
Computer Hardware
130	International Business Machines Corp.	22,968

Consumer Electronics
300	Conns, Inc.	18,213
Distributors
700	Pool Corp.	37,926

Diversified Metals & Mining
600	BHP Billiton Ltd. - ADR	38,370
700	Rio Tinto PLC - ADR	37,205
2,000	Vale SA - ADR	27,200
		102,775
Education Services
700	New Oriental Education & Technology Group, Inc. - ADR	20,538

Financial Services
600	Waddell & Reed Financial, Inc.	38,892

Food & Beverage
400	Green Mountain Coffee Roasters, Inc.	32,400
Health Care Technology
240	athenahealth, Inc.	35,376
400	Cerner Corp.	22,756
		58,132
Home & Office Products
300	Container Store Group, Inc.	11,025

Home Improvement Retail
350	Lumber Liquidators Holdings, Inc.	31,147

Internet Retail
50	Amazon.com, Inc.	17,935

Internet Software & Services
150	Zillow, Inc.	12,315

Investment Banking & Brokerage
900	Stifel Financial Corp.	40,635

Life & Health Insurance
800	China Life Insurance Co. Ltd. - ADR	32,592
Research & Consulting Services
600	The Advisory Board Co.	37,986
120	Financial Engines, Inc.	7,310
1,900	FTI Consulting, Inc.	70,433
		115,729
Restaurants
400	Cheesecake Factory, Inc.	17,816
1,200	Fiesta Restaurant Group, Inc.	51,564
500	Krispy Kreme Doughnuts, Inc.	8,625
300	Noodles & Co.	10,905
400	Potbelly Corp.	9,068
		97,978

Specialized Consumer Services
1,600	Lifelock, Inc.	32,656
TOTAL COMMON STOCKS
(Proceeds $864,485)		828,656

INVESTMENT COMPANIES
900	Vanguard REIT ETF	60,588
TOTAL INVESTMENT COMPANIES
(Proceeds $58,324)		60,588

Principal		Value
U.S. GOVERNMENT SECURITIES
Government Notes
	United States Treasury Note
$150,000	2.750%, 11/15/23	151,101
TOTAL U.S. GOVERNMENT SECURITIES
(Proceeds $148,055)		151,101

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,070,864)		$1,040,345

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Liability Company
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows+:

Cost of investments				$1,504,992
Gross unrealized appreciation				31,232
Gross unrealized depreciation				(51,964)
Net unrealized depreciation				$(20,732)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund has not existed for a full fiscal year.

Summary of Fair Value Exposure at January 31, 2014 (Unaudited)
The Otter Creek Long/Short Opportunity Fund ("the Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2014. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$981,294	$-	$-	$981,294
Real Estate Investment Trusts	132,706	-	-	132,706
Corporate Bonds	-	100,250	-	100,250
Convertible Bonds	-	119,375	-	119,375
Invesment Companies	111,345	-	-	111,345
Other Securities	-	39,290	-	39,290
Total Investments in Securities	$1,225,345	$258,915	$-	$1,484,260
Securities sold short at fair value
Common Stocks	$828,656	$-	$-	$828,656
Invesment Companies	60,588	-	-	60,588
U.S. Government Securities	-	151,101	-	151,101
Total securities sold short	$889,244	$151,101	$-	$1,040,345

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date           3/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           3/19/2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          3/26/2014

* Print the name and title of each signing officer under his or her signature.